Reverse Recapitalization (Details) $ / shares in Units, $ in Thousands		1 Months Ended	2 Months Ended	12 Months Ended
	May 06, 2021 USD ($) $ / shares shares	May 31, 2020 shares	Sep. 30, 2020 shares	Dec. 31, 2021 USD ($) item $ / shares shares	May 05, 2021	Dec. 31, 2020 $ / shares shares
Reverse Recapitalization
Shares authorized				251,000,000
Common stock, authorized (in shares)				250,000,000		250,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001			$ 0.0001		$ 0.0001
Preferred stock, authorized (in shares)				1,000,000		1,000,000
Preferred stock, par value (in dollars per share) | $ / shares				$ 0.0001		$ 0.0001
Number of common stock issued on conversion of notes		2,118,819	5,830,723
Contingent right to receive additional shares				16,463,096
Contingencies under business combination met | item				0
Goodwill | $				$ 0
Acquisition costs | $				$ 9,098
Exchange Ratio	0.9406			0.9406
Share price equals or exceeds $12.00
Reverse Recapitalization
Percentage of earnout shares to be released	33.00%
Threshold weighted average price of stock | $ / shares	$ 12.00
Threshold trading days				20 days
Consecutive trading days				30 days
Share price equals or exceeds $14.00
Reverse Recapitalization
Percentage of earnout shares to be released	33.00%
Threshold weighted average price of stock | $ / shares	$ 14.00
Threshold trading days				20 days
Consecutive trading days				30 days
Share price equals or exceeds $16.00
Reverse Recapitalization
Threshold weighted average price of stock | $ / shares	$ 16.00
Threshold trading days				20 days
Consecutive trading days				30 days
Private Placement
Reverse Recapitalization
Issuance of common stock	2,500,000
Share issue price | $ / shares	$ 10.00
Proceeds from issue of stock in private placement | $	$ 25,000
Gig Capital3, Inc.
Reverse Recapitalization
Shares redeemed	5,816,664
Payments to redeem common stock | $	$ 58,759
Issuance of common stock	2,500,000
Proceeds from issue of stock in private placement | $				$ 25,000
Shares issued under business combination				0
Goodwill | $				$ 0
Intangible assets | $				$ 0
Exchange Ratio					0.9406
Lightning Systems, Inc
Reverse Recapitalization
Number of common stock issued on conversion of notes				5,830,723
Number of common stock issued on conversion of warrants				4,379,795
Lightning Systems, Inc | Redeemable Convertible Preferred
Reverse Recapitalization
Conversion of convertible preferred stock				38,007,793